PROPERTY AND EQUIPMENT, NET - Schedule of Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
PROPERTY, PLANT AND EQUIPMENT
Less: accumulated depreciation	$ 0	$ 0
Property, plant and equipment, net	346	0
Furniture, fixtures and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT
Furniture, fixtures and equipment	$ 346	$ 0